[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

April 22, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0504

Re:	Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for Modern Woodmen of America Variable Annuity Account (File Nos. 333-63972 and 811-10429)

Commissioners:

On behalf of Modern Woodmen of America, a fraternal benefit society (the “Society”), and Modern Woodmen of America Variable Annuity Account (the “Account”), we are transmitting for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 17 (the “Amendment”) to the Account’s registration statement on Form N-4 for certain individual flexible premium deferred variable annuity certificates (the “Certificates”).

The Amendment is being filed for the purpose of incorporating changes made in response to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 16 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes.  As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

This letter contains the Society’s responses to the SEC staff’s comments.  The following paragraphs provide the Society’s response to oral comments received from Mr. Min S. Oh of the SEC staff on April 8, 2014 to counsel for the Society.  For the SEC staff’s convenience, each of the staff’s comments is set forth in full below, followed by the response.

General Comments

1.              Comment:  Please disclose to the staff whether there are any guarantee or credit support agreements with third parties to support any of the Society’s obligations under the Certificates issued by the Variable Account.

Response:  The Society is not a party to any guarantee or credit support agreements with third parties to support any of the Society’s obligations under the Certificates.

2.              Comment:  Please represent that the prospectus discloses all material features of the Certificates.  In addition, please confirm that the prospectus discloses all material variations to the Certificates’ features and the states where any features are not available, rather than merely stating that a particular feature may not be available in all states.

Response:  The Society represents that the prospectus discloses all material features of the Certificates.  In addition, the Society confirms that the prospectus discloses all material variations of the Certificates’ features and the states where any features are not available.  In that regard, the Society notes that the disclosure in the “DESCRIPTION OF ANNUITY CERTIFICATE - Transfers and Withdrawal Options - Interest Sweep” and “THE DECLARED INTEREST OPTION” sections in the prospectus has been modified to reflect that the interest sweep program and the Declared Interest Option, respectively, are not available under Certificates sold in the state of Washington prior to January 31, 2009 and in the states of Oregon, South Carolina, and Utah sold prior to February 29, 2012. The Society has also disclosed in those two sections that the Declared Interest Option and interest sweep program is not available in the state of Delaware as of the date of this prospectus.

3.              Comment:  If the Society seeks to rely on Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the “1934 Act”), please provide the appropriate representation, per SEC Release No. 33-8996 (Jan. 8, 2009).

Response:  The Society does not seek to rely on Rule 12h-7 under the 1934 Act.  Accordingly, the Society has not provided the above-referenced representation.

Fee Tables

4a.             Comment:  In the “Fee Tables” section of the prospectus, the first paragraph under the sub-heading “Examples” on page 6 provides, “[because] no deduction is currently made under the Certificates for premium taxes, the examples do not reflect a deduction for premium taxes.”  If the Society reserves the right to impose premium taxes at a later time, please revise the disclosure to include a range of minimum and maximum premium taxes that may be charged.  The range may be inserted in the above-referenced paragraph, the Periodic Charges fee table, or a footnote thereto.

Response:  The Society is a fraternal benefit society, and as such, is not assessed local, state or federal premium taxes.  In that regard, the Society believes it would be misleading to state a range of premium taxes in the Preamble to the Examples or elsewhere in the prospectus for the Certificate since it would imply that Certificate Holders would be subject to such taxes when in fact they would not.  For that reason, the Society respectfully declines to comply with the SEC staff comment.

4b.    Comment:  Please confirm that the font size of the disclosure in the footnotes in the “Fee Tables” section and the footnotes throughout the prospectus is smaller than the font size of the main text.

Response:  The Society confirms that the font size of the disclosure in the footnotes in the “Fee Tables” section and the footnotes throughout the prospectus is smaller than the font size of the main text.

4c.     Comment:  Please confirm that each example in the “Fee Tables” section reflects the effect of contractual fee waiver and expense reimbursement arrangements only for the duration the arrangements remain in effect (typically one year).  In addition, please revise the accompanying disclosure to state that the examples reflect the duration of all such waiver and reimbursement arrangements.

Response:  The Society confirms that each example in the “Fee Tables” section reflects all contractual fee waiver and expense reimbursement arrangements only for the duration the arrangements remain in effect (typically one year).  In addition, the Society has revised the accompanying disclosure to state that the examples reflect such waiver and reimbursement arrangements only for the duration such arrangements remain in effect.

4d.    Comment:  For footnote (1) on page 7, please add a cross-reference to the appropriate section of the prospectus that discusses variations to the Surrender Charge.

Response:  The Society has added a cross-reference to the appropriate section of the prospectus that discusses variations to the Surrender Charge in footnote (1) on page 7.

Definitions / Description of Annuity Certificate

5.              Comment:  Please revise the definition of “Business Day” in the “Definitions” section of the prospectus, and elsewhere throughout the prospectuses as necessary (e.g., pages 20 and 22 of the “Description of Annuity Certificate” section), to clarify that premium payments and transfer requests, respectively, will be deemed to be “received” if they are received before closing of the New York Stock Exchange on any Business Day.

Response:  The Society has revised the definition of “Business Day” in the “Definitions” section of the prospectus to clarify that the close of each Business Day corresponds to the close of the New York Stock Exchange, which is generally 3:00 p.m. central time.  The revised definition of “Business Day” clarifies throughout the prospectus that premium payments and transfer requests, respectively, will be deemed to be “received” if they are received before closing of the New York Stock Exchange on any Business Day.

Miscellaneous

6.              Comment:  Please ensure that the disclosure under “Federal Tax Matters” (beginning on page 44 of the prospectus), “Legal Proceedings” (beginning on page 54 of the prospectus), and “Legal Matters” (beginning on page 6 of the statement of additional information) is current.

Response:  The Society confirms that the disclosure under the above-referenced sections of the prospectus and statement of additional information is current.

Statement of Additional Information

7.              Comment:  The disclosure under the “Administrative Services Agreement” section, beginning on page 5 of the statement of additional information, states that EquiTrust Life Insurance Company, a service provider, has “agreed to provide certain accounting, actuarial, tax, management and other services to the Society.”  However, with respect to se2, inc., another service provider, the disclosure states only that se2 “provid[es] certain administrative services for the Society.”  Please revise the disclosure to list the kinds of services that se2 provides to the Society.

Response:  The Society has revised the above-referenced disclosure to disclose that se2, inc. provides certain transaction processing, accounting, management and other Services for the Society.

Part C

8.              Comment:  Please ensure that all participation agreements applicable to the Certificates are included as exhibits to the registration statement, including any participation agreement related to Calvert Variable Products, Inc.  In addition, Part C states that the participation agreement included as exhibit 24(b)(8) relates to “JPMorgan Series Trust II”; however, the cover page of the prospectus lists the funds of “JPMorgan Insurance Trust” as investment options.  Please revise Part C or the cover page of the prospectus to clarify this inconsistency.

Response:  In response to the SEC staff comment, the Society has revised Part C to ensure that all participation agreements applicable to the Certificates are identified as exhibits to the registration statement.  In that regard, the Society filed as an exhibit the participation agreement between JPMorgan Insurance Trust and the Society dated April 24, 2009 and removed references to the prior participation agreement with JP Morgan Series Trust II.  It is the Society’s understanding that the JP Morgan Series Trust II merged into the JPMorgan Insurance Trust in 2009.

The Society also filed as an exhibit an agreement that reflects a change in the investment management of the Summit Mutual Funds which change preceded a name change to Calvert Variable Products, Inc.

9.              Comment:  Please add a caption and applicable disclosure for Item 31 of Part C, keeping in mind that the prior registration statement for the Certificates disclosed under Item 31 of Part C a compliance agreement between the Society and EquiTrust Investment Management Services, Inc.

Response:  The Society has added a caption and applicable disclosure for Item 31 of Part C, in response to the SEC staff’s comment.

Tandy Representations

10.             Comment:  Please provide “Tandy representations” and written responses to the comments above in a letter filed as correspondence on EDGAR.

Response:  The Society’s written responses to the comments above are set forth herein.  The Society has provided the “Tandy Representations” in a separate letter also filed as correspondence on EDGAR to the Amendment.

*           *           *

If you have any questions regarding the above responses to the SEC staff’s comments, please contact the undersigned at (202) 383-0118.  We greatly appreciate the SEC staff’s efforts in assisting the Society with this filing.

Sincerely,

/s/Thomas E. Bisset
Thomas E. Bisset

cc:	Min Oh
Shea Doyle
Ronald Coenen Jr.